PEAK TrENDS TRUST





Semiannual Report
June 30, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

Peak TrENDS Trust
Summary Information


Each of the Trust Enhanced Dividend Securities ("TrENDS") of the Peak TrENDS Trust represents the right to receive an annual distribution of $1.418, and will be exchanged on May 15, 2001 for between 0.8696 and 1.0 ordinary share, $0.01 par value per share ("Common Stock") of Peak International Limited (the "Company"). The annual distribution of $1.418 per TrENDS is payable quarterly on each February 15, May 15, August 15 and November 15, commencing August 15, 1998 and ending May 15, 2001. The TrENDS are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through May 15, 2001, and a forward purchase contract for Common Stock of the Company (the "Contract") with Luckygold 18A Limited, a company incorporated in the British Virgin Islands, which is a shareholder of the Company (the "Seller"). Mr. T. L. Li, the sole shareholder of the Seller has guaranteed the delivery of the shares of Common Stock covered by the Contract and the maintenance of collateral for the Seller's obligations under the Contract. The trustees of the Trust do not have the power to vary the investments held by the Trust.

The Trust's investment objective is to provide each holder of TrENDS with a quarterly distribution of $0.354 per TrENDS and, on May 15, 2001 (the "Exchange Date"), a number of shares of Common Stock per TrENDS computed as follows: (1) if the average daily closing or last sale price of the Common Stock in the Nasdaq National Market for the 20 trading days immediately preceding the Exchange Date (the "Reference Market Price") is less than $18.1125 but equal to or greater than $15.75, the holder will be entitled to receive a number of shares of Common Stock per TrENDS the value of which, when multiplied by the Reference Market Price, is equal to $15.75; (2) if the Reference Market Price per TrENDS on the Exchange Date is equal to or greater than $18.1125, the holder will be entitled to receive 0.8696 shares of Common Stock per TrENDS; and (3) if the Reference Market Price per TrENDS on the Exchange Date is less than $15.75, the holder will be entitled to receive 1.0 share of Common Stock per TrENDS. The exchange ratios are subject in each case to adjustment upon the occurrence of certain events. Holders will receive a cash adjustment in lieu of any fractional share of Common Stock distributable in respect of their aggregate holdings of TrENDS. Under the Contract, instead of delivering shares of Common Stock, the Seller may elect, not later than 20 trading days prior to the Exchange Date, to pay cash in an amount per TrENDS equal to the Reference Market Price multiplied by the number of shares of Common Stock determined under the above formula. If the Seller should make that election, holders of TrENDS will receive cash instead of shares of Common Stock on the Exchange Date.

                               PEAK TRENDS TRUST
                                FINANCIAL REPORT
                                 JUNE 30, 1998
                                  (Unaudited)

                                    CONTENTS


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:



   Statement of net assets                                                     4

   Schedule of investments                                                     5

   Statement of operations                                                     6

   Statement of changes in net assets                                          7

   Notes to financial statements                                            8-10

   Financial highlights                                                       11


--------------------------------------------------------------------------------

PEAK TRENDS TRUST

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)


ASSETS
---------------------------------------------------------------------------------------------

     Investments, at value (amortized cost $80,619,030) (Notes 2, 4, and 8)      $ 88,001,818
                                                                                 ------------
          Total Assets                                                           $ 88,001,818
                                                                                 ============

          Net Assets                                                             $ 88,001,818
                                                                                 ============


COMPOSITION OF NET ASSETS

     Trust Enhanced Dividend Securities ("TrENDS"), no par value;
       5,300,000 shares issued and outstanding (Note 9)                          $ 80,537,756
     Net unrealized appreciation of investments                                     7,382,788
     Undistributed net investment income                                               81,274
                                                                                 ------------
          Net Assets                                                             $ 88,001,818
                                                                                 ============

          Net Asset Value per TrENDS                                             $      16.60
                                                                                 ============






See Notes to Financial Statements.

PEAK TRENDS TRUST

SCHEDULE OF INVESTMENTS
June 30, 1998
(Unaudited)


                                           Par      Maturity     Market      Amortized
Securities Description                    Value       Date       Value         Cost
--------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT SECURITIES:

United States Treasury Strips          $ 1,503,000  08/15/98  $ 1,493,231   $ 1,493,074
United States Treasury Strips            1,878,000  11/15/98    1,841,379     1,840,859
United States Treasury Strips            1,878,000  02/15/99    1,816,026     1,815,759
United States Treasury Strips            1,879,000  05/15/99    1,792,566     1,792,088
United States Treasury Strips            1,878,000  08/15/99    1,766,447     1,766,741
United States Treasury Strips            1,878,000  11/15/99    1,742,784     1,743,258
United States Treasury Strips            1,878,000  02/15/00    1,719,309     1,719,256
United States Treasury Strips            1,878,000  05/15/00    1,696,773     1,696,386
United States Treasury Strips            1,879,000  08/15/00    1,674,189     1,674,127
United States Treasury Strips            1,878,000  11/15/00    1,650,574     1,650,973
United States Treasury Strips            1,878,000  02/15/01    1,627,850     1,628,042
United States Treasury Strips            1,878,000  05/15/01    1,605,690     1,605,905
                                       -----------            -----------   -----------
                                       $22,163,000            $20,426,818   $20,426,468
                                       ===========            ===========   ===========


FORWARD PURCHASE CONTRACT:
Peak International Limited
     Common Stock
     Forward Purchase Agreement                     05/15/01   67,575,000    60,192,562
                                                              -----------   -----------
          Total                                               $88,001,818   $80,619,030
                                                              ===========   ===========









See Notes to Financial Statements.

PEAK TRENDS TRUST

STATEMENT OF OPERATIONS
For the Period from June 3, 1998 (commencement of operations) to June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------------------
ACCRETION OF ORIGINAL ISSUE DISCOUNT                                             $    81,274

EXPENSES:
     Administrative fees and expenses                            $     2,922
     Legal fees                                                          390
     Accounting fees                                                   1,558
     Printing and mailing expense                                      1,117
     Trustees' fees (Note 5)                                             935
     Other expense                                                       390
                                                                 -----------
          Total fees and expenses                                      7,312

EXPENSE REIMBURSEMENT (Note 7)                                        (7,312)
                                                                 -----------
          Total expenses - Net                                                           -o-
                                                                                 -----------

          Net Investment Income                                                       81,274

          Net increase in unrealized  appreciation
            of investments                                                         7,382,788
                                                                                 -----------

Net increase in net assets resulting from operations                             $ 7,464,062
                                                                                 ===========









See Notes to Financial Statements.

PEAK TRENDS TRUST


STATEMENT OF CHANGES IN NET ASSETS
For the Period from June 3, 1998 (commencement of operations) to June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------------------

OPERATIONS

     Net investment income                                                      $     81,274
     Unrealized appreciation of investments                                        7,382,788
                                                                                ------------
          Net increase in net assets from operations                               7,464,062
                                                                                ------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9)
     Gross proceeds from the sale of 5,299,994 TrENDS                             83,474,906
          Less:
               Selling commissions                                                (2,504,250)
               Offering expenses                                                    (433,000)
                                                                                ------------
          Net increase in net assets from capital
            share transactions                                                    80,537,656
                                                                                ------------

          Total increase in net assets for
            the period                                                            88,001,718

          Net assets, beginning of period                                                100
                                                                                ------------

          Net assets, end of period                                             $ 88,001,818
                                                                                ============









See Notes to Financial Statements.

PEAK TrENDS TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------
Note 1.  Organization

Peak TrENDS Trust ("Trust") was established on March 24, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In June 1998, the Trust sold Trust Enhanced Dividend Securities ("TrENDS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for Common Stock of Peak International Limited ("PEAK"), a Bermuda corporation, from a shareholder of PEAK (the "Seller"). The stock is deliverable pursuant to the contract on May 15, 2001 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2.  Significant Accounting Policies

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis using the effective interest method. The forward purchase contract is valued at a bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

   Investment Transactions

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PEAK TrENDS TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

Note 3.  Distributions

TrENDS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.418 per annum or $.3545 per quarter (except for the first distribution on August 15, 1998 which is $.284). Distributions are payable quarterly and commence on August 15, 1998.

Note 4.  Purchases and Sales of Investment

Purchases of U.S. Treasury Strips for the period ended June 30, 1998 totaled $20,345,194. There was no sale of such investments during the period. Purchase of the forward purchase contract during the period totaled $60,192,562.

Note 5.  Trustees Fees

Each of the three Trustees were paid a one-time, up front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being amortized over the life of the Trust. As of June 30, 1998, the Trust had expensed $935 of such fees.

Note 6.  Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1998 net unrealized appreciation of investments based on amortized cost for Federal income tax purposes, aggregated $7,382,788 which consists of gross unrealized appreciation of $7,384,361 and gross unrealized depreciation of $1,573. The amortized cost of investment securities for Federal income tax purposes was $80,619,030 at June 30, 1998.

Note 7.  Expenses

The estimated expenses to be incurred by the Trust in connection with the offering of the TrENDS and its ongoing operations is $734,500. Of this amount, $453,000 represents offering expenses ($433,000) and organizational expenses ($20,000) incurred by the Trust. The organizational expenses are being paid directly by the Sponsor of the Trust and the offering expenses are being paid directly by the Seller. The remaining amount of $281,500 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the Seller.

Cash received by the Administrator from the Sponsor of the Trust of $281,500 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1998, $36,000 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

PEAK TrENDS TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note 8.  Forward Purchase Contract

On June 3, 1998, the Trust entered into a forward purchase contract with a shareholder of PEAK (the "Seller") and paid to the Seller $60,192,562 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of Common Stock on May 15, 2001 (the "Exchange Date") so as to permit the holders of the TrENDS to exchange on the Exchange Date each of their TrENDS for between .8696 and 1.00 shares of Common Stock. See the Trust's original prospectus dated May 29, 1998 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1998 is as follows:


                                 Exchange     Cost of      Contract     Unrealized
                                   Date       Contract       Value     Appreciation
                                   ----       --------       -----     ------------

Peak International  Limited
  Common Stock
  Forward Purchase Agreement     05/15/01    60,192,562    67,575,000    7,382,438
                                           ------------  ------------  -----------
                                           $ 60,192,562  $ 67,575,000  $ 7,382,438


The Seller's obligations under the forward purchase contract are collateralized by PEAK Common Stock which are being held in the custody of the Trust's custodian, The Bank of New York. At June 30, 1998, the custodian held 5,300,000 shares with an aggregate value of $72,875,000.

Note 9.  Capital Share Transactions

On May 21, 1998 one TrENDS was sold to the Sponsor of the TrENDS for $100. As a result of a stock split effected immediately prior to the public offering of the TrENDS, this TrENDS was converted into 6 TrENDS. During the offering period, the Trust sold 5,299,994 TrENDS to the public and received net proceeds of 80,537,656 ($83,474,906 less sales commission of $2,504,250 and offering expenses of $433,000). As of June 30, 1998, there were 5,300,000 TrENDS issued and outstanding with an aggregate cost, net of sales commission and offering expenses of $80,537,756.

PEAK TrENDS TRUST

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                             June 3,
                                                                               1998
                                                                          (Commencement
                                                                        of Operations) to
                                                                             June 30,
                                                                               1998

Per share operating performance for a TrENDS outstanding throughout the period

Investment income                                                           $     0.01
Expenses                                                                          0.00
                                                                            ----------
Investment income - net                                                           0.01
Adjustments to capital (sales commissions)                                       (0.47)
Adjustments to capital (offering expenses)                                       (0.08)
Unrealized gain on investments                                                    1.39
                                                                            ----------
Net increase in net asset value                                                   0.85


Beginning net asset value                                                        15.75
                                                                            ----------
Ending net asset value                                                      $    16.60
                                                                            ==========
Ending market value                                                         $    14.13
                                                                            ==========

Total investment return based on market value                                   (10.32) %

Ratios/Supplemental data
Ratio of expenses to average net assets:
     Before waiver (1)                                                            0.11  %
     After waiver (1)                                                             0.00  %
Ratio of net investments income to average net assets:
     Before waiver (1)                                                            1.14  %
     After waiver (1)                                                             1.25  %

Net assets, end of period (in thousands)                                    $   88,002

                                       11

----------
     (1) Annualized


                                       8